Contract assets – Media rights (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Contract assets roll forward

Contract assets	December 31, 2020	Additions	2021 COGS	December 31, 2021

Media	—	10,811	(8,053)	2,758
Total	$—	$10,811	$(8,053)	$2,758